Provisions and other liabilities - Summary of Jubilee Provisions (Detail) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of other provisions [line items]
Total other provisions	€ 30,436	€ 17,743
Jubilee provision
Disclosure of other provisions [line items]
Other current provisions	0	0
Other non-current provisions	35	26
Total other provisions	35	26
Defined benefit provision
Disclosure of other provisions [line items]
Other current provisions	37	0
Other non-current provisions	500	449
Total other provisions	537	449
Restructuring provision
Disclosure of other provisions [line items]
Other current provisions	62	144	€ 248
Other non-current provisions	0	0	0
Total other provisions	62	144	€ 248
Warranty provision
Disclosure of other provisions [line items]
Other current provisions	218	273
Other non-current provisions	72	0
Total other provisions	290	273
Share-based payment provision
Disclosure of other provisions [line items]
Other current provisions	16,677	16,806
Other non-current provisions	10,217	0
Total other provisions	26,894	16,806
Other provisions
Disclosure of other provisions [line items]
Other current provisions	1,649	0
Other non-current provisions	969	45
Total other provisions	2,618	45
Total provisions and other liabilities
Disclosure of other provisions [line items]
Other current provisions	18,643	17,223
Other non-current provisions	€ 11,793	€ 520